Financial Instruments - Analysis of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 369.8	£ 318.3	£ 387.3
Current borrowings	(1,169.0)	(567.2)
Bonds and bank loans	(3,801.8)	(4,216.8)
Payments due to vendors (earnout agreements)	(160.1)	(196.7)
Liabilities in respect of put options	(342.1)	(391.5)
Derivatives in designated hedge relationships | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.6	0.5
Derivative liabilities	(53.3)	(47.2)
Financial instruments	(52.7)	(46.7)
Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options		(219.6)
Held at fair value through profit or loss | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	255.7	228.3
Derivative assets	5.1	2.5
Derivative liabilities	(4.7)	(6.4)
Payments due to vendors (earnout agreements)	(160.1)	(196.7)
Liabilities in respect of put options	(342.1)	(391.5)
Financial instruments	(246.1)	(363.8)
Held at fair value through other comprehensive income | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	114.1	90.0
Financial instruments	114.1	90.0
Amortised cost | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Cash and short-term deposits	2,491.5	3,882.9
Current borrowings	(1,169.0)	(567.2)
Bonds and bank loans	(3,801.8)	(4,216.8)
Trade and other receivables: amounts falling due within one year	11,338.0	10,448.0
Trade and other receivables: amounts falling due after more than one year	146.2	84.5
Trade and other payables: amounts falling due within one year	(11,283.0)	(10,674.8)
Trade and other payables: amounts falling due after more than one year	(0.9)	(1.5)
Financial instruments	(2,279.0)	(1,044.9)
Carrying value | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	369.8	318.3
Cash and short-term deposits	2,491.5	3,882.9
Current borrowings	(1,169.0)	(567.2)
Bonds and bank loans	(3,801.8)	(4,216.8)
Trade and other receivables: amounts falling due within one year	11,338.0	10,448.0
Trade and other receivables: amounts falling due after more than one year	146.2	84.5
Trade and other payables: amounts falling due within one year	(11,283.0)	(10,674.8)
Trade and other payables: amounts falling due after more than one year	(0.9)	(1.5)
Derivative assets	5.7	3.0
Derivative liabilities	(58.0)	(53.6)
Payments due to vendors (earnout agreements)	(160.1)	(196.7)
Liabilities in respect of put options	(342.1)	(391.5)
Financial instruments	£ (2,463.7)	£ (1,365.4)